Share-Based Payment	12 Months Ended
Jun. 30, 2025
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
24.	SHARE-BASED PAYMENT

Total costs arising from share-based payment transactions recognised as an expense during the year were as follows:

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Issue of RSUs to Directors and management (i)	27,044,194	608,156	-
Issue of RSU’s to suppliers – Chris Gale (ii)	80,700	-	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd (iii)	807,000	-	-
Issue of shares to director – Tony Sage (iv)	1,200,000	-	-
Issue of shares to suppliers – Alberta Inc (v)	955,000	-	-
Issue of shares to suppliers - Skylong Asset Limited (vi)	480,000	-	-
	30,566,894	608,156	-

(i)	RSUs to Directors and Management

On 7 June 2024, the Company issued 955,000 restricted stock units (RSU’s) to directors and management of the Company. On 1 July 2024, the Company issued 1,285,000 RSU’s to directors and management of the Company. The RSU’s were originally subject to varying vesting conditions. On 25 January 2025, the vesting period for all 2,240,000 RSU’s was revised to 27 February 2025. The RSU’s were valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period taking into consideration the revised besting period. An amount of $22,568,094 has been booked in the accounts as at 30 June 2025.

On 28 January 2025, the Company issued 100,000 RSU’s to Steve Parkes, the previous CFO of the Company. The RSU’s vest on 1 July 2025 subject to the participant not experiencing a termination of employment or service with the Company or its subsidiaries on or prior to the vesting date or other as determined by the Board (Tranche A). The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $807,000 has been booked in the accounts at 30 June 2025.

On 28 January 2025, the Company issued 100,000 RSU’s to Michael Ryan, the newly appointed Director of the Company. The RSU’s vest on 1 July 2025 per Tranche A vesting conditions. The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $807,000 has been booked in the accounts at 30 June 2025.

	Number of RSU’s	Grant date	Vesting Date	Fair value at grant date $ per right	Vesting conditions
Steve Parkes	100,000	28 January 2025	1 July 2025	$8.07	Tranche A
Michael Ryan	100,000	28 January 2025	1 July 2025	$8.07	Tranche A

On 1 May 2025, the Company issued 100,000 RSU’s to John Thomas, the new General Counsel of the Company. The RSU’s vest on 1 July 2025 subject to the per Tranche A vesting conditions. The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $155,000 has been booked in the accounts at 30 June 2025.

On 1 May 2025, the Company issued 100,000 RSU’s to Thomas McNamara, the new Director Of Corporate Development & Investor Relations of the Company. The RSU’s vest on 1 July 2025 subject to the per Tranche A vesting conditions. The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $155,000 has been booked in the accounts at 30 June 2025.

	Number of RSU’s	Grant date	Vesting Date	Fair value at grant date $ per right	Vesting conditions
John Thomas	100,000	1 May 2025	1 July 2025	$1.55	Tranche A
Thomas McNamara	100,000	1 May 2025	1 July 2025	$1.55	Tranche A

On 16 May 2025, the Company issued 1,810,000 RSU’s to Directors of the Company for past services provided. The RSU’s vest on 1 July 2025. They have been valued based on the trading price on the date of issue with the overall cost recognised immediately. An amount of $2,552,100 has been booked in the accounts at 30 June 2025.

	Number of RSU’s	Grant date	Vesting Date	Fair value at grant date $ per right	Vesting conditions
Tony Sage	1,000,000	16 May 2025	1 July 2025	$1.41	None
Malcolm Day	250,000	16 May 2025	1 July 2025	$1.41	None
Mykhailo Zhernov	250,000	16 May 2025	1 July 2025	$1.41	None
Michael Hanson	250,000	16 May 2025	1 July 2025	$1.41	None
Michael Ryan	60,000	16 May 2025	1 July 2025	$1.41	None

(ii)	RSU’s to Suppliers

On 25 January 2025, the Company issued 10,000 shares to Chris Gale for the provision of services to the Company in respect to the Transaction during the period up to 31 December 2024. The shares vest on 28 February 2025. The shares have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $80,700 has been booked in the accounts at 30 June 2025.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Chris Gale	10,000	25 January 2025	$8.07	30 June 2025
(iii)	Shares to Suppliers

On 25 January 2025, the Company issued 100,000 shares to Bellatrix Corporate Pty Ltd (Bellatrix), a related party to the previous interim CFO of the Company Ms Melissa Chapman. The shares were issued in respect of accounting services provided to the Company by Bellatrix during the period up to 31 December 2024. The shares vest on 28 February 2025. The shares have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $807,000 has been booked in the accounts at 30 June 2025.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Bellatrix	100,000	25 January 2025	$8.07	28 February 2025

(iv)	Shares to Director

On 26 February 2025, the Company issued 500,000 shares to Tony Sage as a bonus for services provided which vested immediately. The shares have been valued based on the trading price on the date of issue with the overall cost recognised immediately. An amount of $1,200,000 has been booked in the accounts at 30 June 2025.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Tony Sage	500,000	26 February 2025	$2.40	26 February 2025

(v)	Shares to Suppliers

On 5 June 2025, the Company issued 500,000 shares to Alberta Inc for the provision of services to the Company in respect to marketing services during the period between 1 March 2025 to 31 May 2025. The shares vested on 31 May 2025. The shares have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $955,000 has been booked in the accounts at 30 June 2025.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Alberta Inc	500,000	1 March 2025	$1.91	31 May 2025
(vi)	Shares to Suppliers

On 6 June 2025, the Company issued 350,365 shares to Skylong Asset Limited for the provision of services to the Company in respect to transaction with Obeikan which vested immediately. The shares have been valued based on the trading price on the date of issue with the overall cost recognised immediately. An amount of $480,000 has been booked in the accounts at 30 June 2025.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Skylong Asset Limited	350,365	6 June 2025	$1.37	6 June 2025